Accounts Payable (Details) - Schedule of carrying amount of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amount of Other Accounts Payable [Abstract]
Other accounts payable	$ 187	$ 231
U.S. dollars [Member]
Schedule of Carrying Amount of Other Accounts Payable [Abstract]
Other accounts payable	137	180
NIS (not linked to the Israeli CPI) [Member]
Schedule of Carrying Amount of Other Accounts Payable [Abstract]
Other accounts payable	$ 50	$ 51